Off-Balance Sheet Arrangements, Commitments And Contingencies (Details) - USD ($) $ in Thousands	Jan. 01, 2017	Dec. 31, 2016
Certificates and other time deposits
1 year or less		$ 863,876
More than 1 year but less than 3 years		420,642
3 years or more but less than 5 years		80,931
Total		1,365,449
Federal Home Loan Bank advances
1 year or less		100,865
More than 1 year but less than 3 years		50,096
Total		150,961
Subordinated Debentures
1 year or less		3,783
More than 1 year but less than 3 years		3,593
3 years or more but less than 5 years		10,647
5 years or more		80,108
Total		98,131
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
1 year or less		2,299
More than 1 year but less than 3 years		3,460
3 years or more but less than 5 years		2,336
Operating Leases, Future Minimum Payments, Due Thereafter		3,728
Total		11,823
Contractual obligations (other than securities sold under agreements to repurchase)
1 year or less		970,823
More than 1 year but less than 3 years		477,791
3 years or more but less than 5 years		93,914
5 years or more		83,836
Total		$ 1,626,364
Forecast
Contractual obligations (other than securities sold under agreements to repurchase)
Interest Expense, Loans from Other Federal Home Loan Banks	$ 961
Interest included in payments for subordinated debentures	$ 41,000